Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	$ 1,106,744	$ 1,240,934	$ 1,356,059
Rebalancing of ownership percentage	0
Ending balance	961,372	1,106,744	1,240,934
Interest rate contract | Designated as Hedging Instrument
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Unamortized portion remaining in accumulated other comprehensive (loss) income	1,300
Unrealized Gains (Losses) on Designated Derivative
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(7,043)	4,582	2,473
Other comprehensive income, before reclassifications	(40,614)	(10,753)	2,367
Amounts reclassified from accumulated other comprehensive (loss) income	7,999	872	(258)
Ending balance	(39,673)	(7,043)	4,582
Accumulated Other Comprehensive Income
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning balance	(7,043)	4,582	2,473
Rebalancing of ownership percentage	(15)
Ending balance	$ (39,673)	$ (7,043)	$ 4,582